Covered Assets and Indemnification Asset (Details) (USD $)			12 Months Ended									0 Months Ended		12 Months Ended					0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Acquired loans	Mar. 31, 2014 Covered loans	Dec. 31, 2013 Covered loans	Mar. 31, 2014 Covered loans Commercial and Industrial	Dec. 31, 2013 Covered loans Commercial and Industrial	Mar. 31, 2014 Covered loans Real estate	Dec. 31, 2013 Covered loans Real estate	Mar. 31, 2014 Covered loans Construction and Land Development	Dec. 31, 2013 Covered loans Construction and Land Development	Sep. 13, 2013 Covered loans Acquired loans	Sep. 13, 2013 Bank FNB	Dec. 31, 2013 Bank FNB	Sep. 13, 2013 Bank FNB Commercial and Industrial	Sep. 13, 2013 Bank FNB Real estate	Sep. 13, 2013 Bank FNB Construction and Land Development	Sep. 13, 2013 Bank FNB Consumer	Sep. 13, 2013 Bank FNB Covered loans Commercial	Sep. 13, 2013 Bank FNB Covered loans Single family residential loans
Accounts, Notes, Loans and Financing Receivable
Percentage of losses to be absorbed by FDIC on the first $240.4 million of losses incurred as per the loss sharing agreement													80.00%
Threshold amount of losses incurred for 80% of losses to be absorbed by FDIC as per the loss sharing agreement, first layer													$ 240,400,000
Percentage of losses to be absorbed by FDIC in excess of $240.4 million up to and including $365.7 million of losses incurred as per the loss sharing agreement													0.00%
Threshold amount of losses incurred for 0% of losses to be absorbed by FDIC as per the loss sharing agreement, second layer													365,700,000
Percentage of losses to be absorbed by FDIC in excess of $365.7 million of losses incurred as per the loss sharing agreement													80.00%
Period of loss-sharing agreements in effect																			5 years	10 years
Period of loss recovery provisions in effect																			8 years	10 years
Period for which payment is required to be made to the FDIC of true-up amount													10 years	10 years
Fair value of loans acquired												1,100,000,000	1,159,467,000		95,625,000	854,217,000	184,916,000	24,709,000
Carryover of the allowance for loan losses recorded			0									0	0
Total covered loans				912,448,000	1,006,369,000	52,363,000	66,943,000	746,454,000	787,982,000	113,631,000	151,444,000
Allowance for covered loans	(2,665,000)	(1,061,000)		(2,665,000)	(1,061,000)
Total covered loans, net of allowance	$ 909,783,000	$ 1,005,308,000		$ 909,783,000	$ 1,005,308,000